Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 6,340,760	R$ 215,392
Weighted average number of shares in the period – in thousands	1,264,118	1,309,612
Weighted average treasury shares – in thousands	(25,047)	(24,110)
Weighted average number of outstanding shares – in thousands	1,239,071	1,285,502
Basic earnings per common share – R$	R$ 5.11735	R$ 0.16755